Commitments - Additional Information (Detail) - Calyxt Inc [member] $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Long-term purchase commitment	$ 6.8
Gain (loss) on hedge ineffectiveness	(1.0)
Notional amount	$ 8.0